NOTE 7 - DEBT (Schedule of Notes Payable - Financing Agreements) (Details) - USD ($)	Dec. 31, 2018	Sep. 15, 2018	Dec. 31, 2017	Dec. 23, 2017
Debt Instrument [Line Items]
Notes Payable, Principal	$ 48,330		$ 49,657
Third Party - Insurance Note 1 [Member]
Debt Instrument [Line Items]
Notes Payable, Principal	$ 25,066		$ 25,075	$ 25,075
Notes Payable, Interest	9.29%		10.30%
Third Party - Insurance Note 2 [Member]
Debt Instrument [Line Items]
Notes Payable, Principal	$ 8,501	$ 15,810	$ 11,679
Notes Payable, Interest	10.75%		10.00%
Third Party - Insurance Note 3 [Member]
Debt Instrument [Line Items]
Notes Payable, Principal	$ 14,763		$ 12,903
Notes Payable, Interest	10.25%		9.24%